Restructuring Charges - Restructuring Charges Less Releases Recorded in Liabilities Per Line Item in Statement of Operations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	$ 264	$ 28	$ 6
Cost of Revenue [Member]
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	18	16
Selling, General and Administrative [Member]
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	155	3	7
Research and Development [Member]
Restructuring Cost and Reserve [Line Items]
Net restructuring charges	$ 91	$ 9	$ (1)